Deferred Tax Liabilities - Schedule of Movement in Deferred Tax Liabilities (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Accelerated tax depreciation
At beginning of financial year	$ 105,996	RM 432,678	RM 386,074
Charged to profit or loss (Note 20)	(5,141)	(20,986)	46,604
At end of financial year	$ 100,855	RM 411,692	RM 432,678